Shareholders' Equity	12 Months Ended
Sep. 30, 2014
Equity [Abstract]
Shareholders' Equity

Note 3 — Shareholders’ Equity

Changes in certain components of shareholders’ equity were as follows:

	Common Stock Issued at Par Value	Capital in Excess of Par Value	Retained Earnings	Deferred Compensation	Treasury Stock
(Millions of dollars)					Shares (in thousands)	Amount
Balance at September 30, 2011	$333	$1,793	$9,634	$19	(117,844)	$(6,280)
Net income	—	—	1,170	—	—	—
Cash dividends:
Common ($1.80 per share)	—	—	(368)	—	—	—
Common stock issued for:
Share-based compensation plans, net	—	39	—	—	1,973	11
Share-based compensation	—	88	—	—	—	—
Common stock held in trusts, net	—	—	—	—	66	—
Repurchase of common stock	—	—	—	—	(19,945)	(1,500)

Balance at September 30, 2012	$333	$1,920	$10,435	$19	(135,751)	$(7,769)
Net income	—	—	1,293	—	—	—
Cash dividends:
Common ($1.98 per share)	—	—	(386)	—	—	—
Common stock issued for:
Share-based compensation plans, net	—	50	—	—	2,537	15
Share-based compensation	—	98	—	—	—	—
Common stock held in trusts, net	—	—	—	—	36	—
Repurchase of common stock	—	—	—	—	(5,485)	(450)

Balance at September 30, 2013	$333	$2,068	$11,342	$19	(138,663)	$(8,204)
Net income	—	—	1,185	—	—	—
Cash dividends:
Common ($2.18 per share)	—	—	(421)	—	—	—
Common stock issued for:
Share-based compensation plans, net	—	19	—	—	1,431	3
Share-based compensation	—	111	—	—	—	—
Common stock held in trusts, net	—	—	—	—	36	—
Repurchase of common stock	—	—	—	—	(3,574)	(400)

Balance at September 30, 2014	$333	$2,198	$12,105	$19	(140,770)	$(8,601)

Common stock held in trusts represents rabbi trusts in connection with deferred compensation under the Company’s employee salary and bonus deferral plan and directors’ deferral plan.

The components and changes of Accumulated other comprehensive (loss) income were as follows:

(Millions of dollars)	Total	Foreign Currency Translation Adjustments	Benefit Plans Adjustments	Unrealized Losses on Cash Flow Hedges
Balance at September 30, 2011	$(670)	$70	$(697)	$(43)
Other comprehensive income before reclassifications, net of taxes	(177)	(18)	(159)	—
Amounts reclassified into income, net of taxes(A)	45	—	40	5

Balance at September 30, 2012	(802)	51	(815)	(38)
Other comprehensive income before reclassifications	$228	$23	$203	$2
Amounts reclassified into income, net of taxes(A)	59	—	54	4

Balance at September 30, 2013	(516)	74	(558)	(31)
Other comprehensive income before reclassifications, net of taxes	(524)	(344)	(180)	—
Amounts reclassified into income, net of taxes(A)	38	—	33	5

Balance at September 30, 2014	$(1,001)	$(270)	$(705)	$(26)

(A)	The benefit plan-related amount is not reclassified into income in its entirety. The reclassifications from accumulated other comprehensive income (loss) are included in the computation of net periodic pension cost and additional details are provided in Note 8. The reclassification amounts related to cash flow hedges in fiscal years 2014, 2013, and 2012 were primarily recorded in Interest Expense. Additional details regarding the reclassifications from accumulated other comprehensive income (loss) related to cash flow hedges are provided in Note 12.

The loss in foreign currency translation adjustments for the fiscal year ended September 30, 2014 was primarily attributable to the weakening of the Euro and currencies in Latin America against the U.S. dollar during the period.

The income tax (benefit) provision for net (losses) gains recorded in other comprehensive income for defined benefit pension, postretirement plans and postemployment plans in fiscal years 2014 and 2013 was $(86) million and $121 million, respectively. The net income tax benefit of $70 million for net losses recorded in other comprehensive income for benefit plans in fiscal year 2012 included an income tax benefit of $151 million recorded on losses recognized for all benefit plans on the measurement date of September 30, 2012. The net income tax benefit also included an income tax provision of $81 million recorded on the gain recognized in other comprehensive income upon the remeasurement of the U.S. defined benefit pension plan on November 30, 2011. Additional details regarding this remeasurement are provided in Note 8. The income tax benefits associated with the benefit plan-related reclassification adjustments for amortization of prior service credit and amortization of net actuarial losses for the fiscal years ended September 30, 2014, 2013 and 2012 were $17 million, $30 million and $23 million, respectively.

The income taxes recorded for net unrealized amounts and reclassification adjustments for realized amounts relating to cash flow hedges were immaterial in fiscal years 2014, 2013, and 2012.